Promissory Notes (Tables)	6 Months Ended
Sep. 30, 2012
Promissory Notes [Abstract]
Long term promissory notes

	a) PGG	b) Denali	Total
March 31, 2012	$-	$-	$-
Discounted principal	4,003,255	-	4,003,255
Principal	-	100,000	100,000
Accrued interest	93,577	2,000	95,577
September 30, 2012	4,096,832	102,000	4,198,832
Less: promissory notes – current	(947,980)	-	(947,980)
Promissory notes – long-term	$3,148,852	$102,000	$3,250,852

Principal repayments of total Promissory Notes
June 2013	$1,000,000
June 2014	1,100,000
June 2015	1,000,000
June 2016	1,000,000
June 2017	1,000,000
Total	$5,100,000